UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Municipal Bond Opportunities ETF Fidelity® Municipal Bond Opportunities ETF : FMUB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This annual shareholder report contains information about Fidelity® Municipal Bond Opportunities ETF for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Opportunities ETF	$ 33	0.33%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds notched a strong gain for the 12 months ending January 31, 2026, bolstered by a second-half rally driven by three policy interest-rate cuts by the Federal Reserve since September, moderating muni supply and firming investor demand.
•Against this backdrop, the fund's exposure to airport bonds subject to the Alternative Minimum Tax meaningfully contributed to performance versus the Fidelity Municipal Bond Opportunities Composite Index for the fiscal year, as  improving airport fundamentals and the bonds' wide yield spreads boosted demand for the securities.
•Underweights in distressed credits, including bonds issued by Brightline East, Brightline West and American Dream Meadowlands Project also helped, given their lagging performance.
•In contrast, pricing factors detracted from relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in estimating the prices of municipal securities, most of which trade infrequently.
•The fund produced slightly less "carry" than the index, which also modestly crimped relative performance.
•Yield-curve positioning, meaning how the fund's investments were allocated across bonds with various maturities, slightly detracted as well.
•During the year, the portfolio management team added exposure to lower-coupon bonds at a discount to par when they felt appropriate opportunities arose.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 16, 2023 through January 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund
Fidelity® Municipal Bond Opportunities ETF - NAV A	5.79%	4.96%
Fidelity Municipal Bond Opportunities Composite Index A	4.73%	3.95%
Bloomberg Municipal Bond Index A	4.70%	3.83%
A   From February 16, 2023

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$154,805,820
Number of Holdings	486
Total Advisory Fee	$295,636
Portfolio Turnover	39%
What did the Fund invest in?
(as of January 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	23.3
Transportation	19.2
Health Care	15.2
Education	8.8
Housing	7.3
Special Tax	6.9
Water & Sewer	5.9
Others(Individually Less Than 5%)	9.2
95.8

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 6.4
AA - 38.6
A - 30.9
BBB - 11.1
BB - 2.3
B - 0.1
Not Rated - 6.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.2
Illinois	9.5
Alabama	6.6
Florida	4.2
Georgia	3.9

How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity® Municipal Core Plus Bond Fund converted to Fidelity® Municipal Bond Opportunities ETF on April 4, 2025. The ETF's principal investment strategies and principal investment risks reflect the ETF structure.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917217.100    8349-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Bond Opportunities ETF (the “Fund”):

Services Billed by PwC

January 31, 2026 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Opportunities ETF	$38,800	$-	$6,300	$200

January 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Opportunities ETF	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Municipal Bond Opportunities ETF commenced operations on April 4, 2025.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	January 31, 2026A,B	January 31, 2025A,B
Audit-Related Fees	$7,975,400	$10,640,500
Tax Fees	$1,000	$1,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Municipal Bond Opportunities ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A,B	January 31, 2025A,B
PwC	$13,259,300	$15,858,000

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Municipal Bond Opportunities ETF’s commencement of operations

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of January 31, 2026, the members of the Audit Committee were Laura M. Bishop, Elizabeth S. Acton, Ann E. Dunwoody, Robert F. Gartland, Robert W. Helm, Mark A. Murray, Lester Owens, Edward Wiese, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Bond Opportunities ETF

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Municipal Bond Opportunities ETF
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 95.8%
	Principal Amount (a)	Value ($)
Alabama - 6.6%
Education - 0.4%
Alabama St University Rev Series 2025, 5% 9/1/2028 (Assured Guaranty Inc Insured)	475,000	504,711
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	202,761
TOTAL EDUCATION		707,472
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (d)	100,000	101,753
General Obligations - 5.8%
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (d)	675,000	723,784
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (d)	630,000	664,185
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (d)	65,000	67,901
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (d)	545,000	578,004
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	600,000	644,533
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	100,000	107,880
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	360,000	375,369
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2032 (Pacific Life Global Funding II Guaranteed)	265,000	286,709
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2034 (Pacific Life Global Funding II Guaranteed)	355,000	383,495
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (e)	380,000	413,090
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	95,000	102,112
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	675,000	718,348
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (d)	380,000	402,639
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	310,000	328,078
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	435,000	469,408
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	650,000	716,372
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	1,770,000	1,921,701
TOTAL GENERAL OBLIGATIONS		8,903,608
Water & Sewer - 0.4%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	553,995
TOTAL ALABAMA		10,266,828
Arizona - 0.8%
Education - 0.1%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	78,237
University AZ Univ Revs Series 2016, 3% 6/1/2034	50,000	49,471
TOTAL EDUCATION		127,708
Electric Utilities - 0.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017 B, 3.75% tender 3/1/2039 (d)	100,000	100,117
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	95,466
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	99,252
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	285,271
TOTAL GENERAL OBLIGATIONS		479,989
Housing - 0.2%
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (d)	375,000	375,011
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (d)	125,000	126,852
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(d)	55,000	55,685
TOTAL INDUSTRIAL DEVELOPMENT		182,537
TOTAL ARIZONA		1,265,362
Arkansas - 0.9%
General Obligations - 0.9%
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 12/1/2039	280,000	212,733
Pea Ridge Ark Sch Dist No 109 2% 2/1/2035	205,000	179,235
Pea Ridge Ark Sch Dist No 109 2% 2/1/2039	220,000	172,194
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	1,115,000	741,477
TOTAL GENERAL OBLIGATIONS		1,305,639
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,948
TOTAL ARKANSAS		1,326,587
California - 3.8%
Education - 0.1%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	49,338
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	39,300
TOTAL EDUCATION		88,638
General Obligations - 1.1%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (d)	140,000	147,738
California Community Choice Financing Authority Series 2025C, 5% 4/1/2029 (American General Life Insurance Co Guaranteed)	500,000	530,351
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (d)	605,000	636,267
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034 (Build America Mutual Assurance Co Insured)	50,000	50,000
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,754
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,985
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	60,000	39,302
San Diego CA Uni Sch Dist 0% 7/1/2031 (c)	10,000	8,747
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,395
State of California Gen. Oblig. 4% 11/1/2037	50,000	52,141
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	265,880
TOTAL GENERAL OBLIGATIONS		1,750,560
Housing - 0.4%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	554,565	553,749
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	97,456	102,009
TOTAL HOUSING		655,758
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (d)	15,000	14,071
Resource Recovery - 0.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(d)	500,000	518,813
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	500,000	52,436
Transportation - 1.5%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (c)	100,000	28,155
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (b)	40,000	41,586
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (b)	15,000	15,504
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (b)	10,000	10,614
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2036 (b)	715,000	805,920
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (b)	500,000	538,396
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (b)	350,000	401,108
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2037 (b)	250,000	285,711
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	100,000	104,451
TOTAL TRANSPORTATION		2,231,445
Water & Sewer - 0.4%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	500,000	543,737
TOTAL CALIFORNIA		5,855,458
Colorado - 1.5%
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	50,000	52,803
Special Tax - 0.6%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	497,609
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	500,000	503,090
TOTAL SPECIAL TAX		1,000,699
Transportation - 0.9%
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (b)	210,000	200,073
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	90,000	93,703
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	780,000	898,280
TOTAL TRANSPORTATION		1,192,056
TOTAL COLORADO		2,245,558
Connecticut - 2.0%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	31,719
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (d)	45,000	45,375
TOTAL EDUCATION		77,094
General Obligations - 0.3%
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	50,000	50,164
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	19,666
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	80,000	90,943
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,006
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	112,341
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	111,521
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	110,552
TOTAL GENERAL OBLIGATIONS		500,193
Health Care - 0.6%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	5,073
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,417
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	380,372
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2026	500,000	503,936
TOTAL HEALTH CARE		894,798
Housing - 0.2%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	225,000	240,687
Special Tax - 0.9%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2032	1,025,000	1,182,301
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (f)	100,000	85,286
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (f)	100,000	105,983
TOTAL SPECIAL TAX		1,373,570
TOTAL CONNECTICUT		3,086,342
District Of Columbia - 0.3%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	40,000	40,879
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	130,092
Health Care - 0.2%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 4% 7/15/2040	270,000	269,997
TOTAL DISTRICT OF COLUMBIA		440,968
District Of Columbia,Virginia - 0.9%
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (b)	175,000	173,984
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (b)	200,000	203,354
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (b)	1,000,000	1,082,279
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,459,617
Florida - 4.2%
Education - 0.2%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (f)	100,000	94,493
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	31,339
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	40,000	29,349
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	320,000	231,088
TOTAL EDUCATION		386,269
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	99,383
General Obligations - 0.3%
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	460,000	455,439
Health Care - 1.3%
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	95,000	87,074
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	176,046
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	55,565
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	250,000	197,638
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (d)	1,000,000	1,076,532
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	500,000	496,976
TOTAL HEALTH CARE		2,089,831
Housing - 0.4%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	500,000	563,476
Resource Recovery - 0.3%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(d)	500,000	501,436
Special Tax - 0.6%
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	750,000	861,307
Transportation - 0.9%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	930,000	1,023,622
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034 (Build America Mutual Assurance Co Insured)	395,000	393,574
TOTAL TRANSPORTATION		1,417,196
Water & Sewer - 0.1%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	53,466
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	55,791
TOTAL WATER & SEWER		109,257
TOTAL FLORIDA		6,483,594
Georgia - 3.9%
Electric Utilities - 0.3%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (d)	340,000	341,007
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (d)	105,000	107,978
TOTAL ELECTRIC UTILITIES		448,985
General Obligations - 2.2%
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (d)	200,000	212,325
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (d)	500,000	539,918
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (d)	200,000	204,385
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (d)	250,000	264,708
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (d)	55,000	58,464
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (d)	45,000	48,217
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (d)	2,000,000	2,154,068
TOTAL GENERAL OBLIGATIONS		3,482,085
Health Care - 0.3%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	440,000	350,852
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	105,000	88,251
TOTAL HEALTH CARE		439,103
Industrial Development - 0.3%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (f)	535,000	528,174
Other - 0.8%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	342,364
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	402,162
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	435,815
TOTAL OTHER		1,180,341
TOTAL GEORGIA		6,078,688
Hawaii - 0.9%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,516
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (d)	340,000	342,400
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (b)	500,000	539,253
Water & Sewer - 0.3%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	505,126
TOTAL HAWAII		1,392,295
Illinois - 9.5%
Education - 0.3%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	155,000	135,704
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	350,000	368,458
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	94,425
TOTAL EDUCATION		598,587
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	5,000	5,043
General Obligations - 3.3%
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	1,000,000	1,058,325
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	688,593
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	101,189
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	10,000	10,152
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	513,642
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	500,000	535,624
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	26,003
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	43,836
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	500,910
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	131,001
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	544,366
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	320,000	351,567
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	310,000	312,028
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	56,731
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	55,671
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	75,000	81,420
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	25,826
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	106,445
TOTAL GENERAL OBLIGATIONS		5,143,329
Health Care - 0.9%
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,834
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	195,000	196,048
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	31,834
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	205,000	182,888
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	10,004
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	650,000	528,930
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series 2017 C, 5% 3/1/2026	15,000	15,021
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	15,000	14,525
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	10,000	10,187
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	500,000	394,703
TOTAL HEALTH CARE		1,399,974
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	107,356
Special Tax - 1.0%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	91,905
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	111,328
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	210,599
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (c)	20,000	15,434
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (c)	15,000	9,185
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (c)	300,000	159,780
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (c)	100,000	38,681
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	311,494
Sales Tax Securitization Corp 3% 1/1/2027	264,000	265,429
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	337,037
TOTAL SPECIAL TAX		1,550,872
Transportation - 2.5%
Chicago IL Midway Arpt Rev Series 2023A, 5.5% 1/1/2036 (Build America Mutual Assurance Co Insured) (b)	490,000	558,905
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (b)	1,000,000	1,076,744
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	865,000	827,453
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (b)	630,000	610,789
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (b)	20,000	22,254
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (b)	50,000	54,581
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (b)	130,000	141,561
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (b)(d)(f)	500,000	520,185
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,850
TOTAL TRANSPORTATION		3,833,322
Water & Sewer - 1.4%
Chicago IL Wtr Rev 5% 11/1/2035	475,000	545,203
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5.25% 7/1/2035	1,475,000	1,595,453
TOTAL WATER & SEWER		2,140,656
TOTAL ILLINOIS		14,779,139
Indiana - 0.8%
Education - 0.7%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,418
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	532,886
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	538,111
TOTAL EDUCATION		1,081,415
Health Care - 0.1%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (d)	145,000	163,447
TOTAL INDIANA		1,244,862
Iowa - 0.9%
Education - 0.8%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	375,000	370,024
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2033 (b)	670,000	730,057
TOTAL EDUCATION		1,100,081
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	9,372
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	205,000	215,844
TOTAL IOWA		1,325,297
Kansas - 0.5%
Special Tax - 0.5%
Garden City KS Sales Tax Rev Series 2025, 4% 6/1/2029 (f)	700,000	699,072
Kentucky - 1.4%
Electric Utilities - 0.1%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(d)	100,000	100,968
General Obligations - 0.7%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	80,000	84,747
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (d)	95,000	95,736
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	419,920
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	510,902
TOTAL GENERAL OBLIGATIONS		1,111,305
Health Care - 0.6%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	202,333
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	350,000	350,067
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (d)	350,000	354,742
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	72,187
TOTAL HEALTH CARE		979,329
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Inc Insured)	20,000	15,439
TOTAL KENTUCKY		2,207,041
Louisiana - 0.7%
Health Care - 0.0%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	25,000	21,285
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	65,000	46,318
TOTAL HEALTH CARE		67,603
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (d)	260,000	261,262
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2032 (b)	85,000	86,109
New Orleans LA Aviation Board 5% 1/1/2034 (b)	175,000	177,011
New Orleans LA Aviation Board 5% 1/1/2038 (b)	60,000	60,444
New Orleans LA Aviation Board 5.25% 1/1/2041 (b)	405,000	441,240
TOTAL TRANSPORTATION		764,804
TOTAL LOUISIANA		1,093,669
Maryland - 0.7%
Education - 0.6%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	150,539
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	339,230
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	383,726
TOTAL EDUCATION		873,495
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	96,805
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	100,000	96,622
TOTAL MARYLAND		1,066,922
Massachusetts - 1.4%
Education - 0.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (b)	100,000	100,830
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,166
TOTAL EDUCATION		130,996
General Obligations - 0.0%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	22,755
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Inc Insured)	60,000	53,859
TOTAL GENERAL OBLIGATIONS		76,614
Health Care - 0.8%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (f)	375,000	374,683
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	15,929
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	445,197
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 4% 7/1/2041	305,000	305,010
TOTAL HEALTH CARE		1,140,819
Housing - 0.2%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	370,254
Transportation - 0.3%
Massachusetts St Port Auth Rev 5% 7/1/2039 (b)	450,000	481,112
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (b)	30,000	31,892
TOTAL TRANSPORTATION		513,004
TOTAL MASSACHUSETTS		2,231,687
Michigan - 3.2%
Electric Utilities - 0.3%
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	500,000	531,185
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	106,772
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	5,040
TOTAL GENERAL OBLIGATIONS		111,812
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	20,450
Transportation - 2.1%
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2032 (b)	510,000	573,056
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2033 (b)	515,000	584,091
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2044 (b)	815,000	892,606
Wayne Cnty Mich Arpt Auth Rev Series 2025 F, 5% 12/1/2029 (b)	1,000,000	1,079,351
TOTAL TRANSPORTATION		3,129,104
Water & Sewer - 0.7%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 B, 5% 7/1/2031	1,000,000	1,131,454
TOTAL MICHIGAN		4,924,005
Minnesota - 0.7%
Education - 0.3%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	154,774
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	296,371
TOTAL EDUCATION		451,145
General Obligations - 0.1%
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2033 (Minnesota St Guaranteed) (c)	120,000	97,441
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2034 (Minnesota St Guaranteed) (c)	150,000	117,291
TOTAL GENERAL OBLIGATIONS		214,732
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (d)	315,000	335,342
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	102,949
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	14,915
TOTAL HEALTH CARE		453,206
TOTAL MINNESOTA		1,119,083
Mississippi - 0.1%
Education - 0.1%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.85% 3/1/2034 (Build America Mutual Assurance Co Insured) (d)	100,000	87,744
Missouri - 0.8%
Housing - 0.3%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	80,000	90,417
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	500,000	504,664
TOTAL HOUSING		595,081
Industrial Development - 0.5%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (b)	675,000	719,491
TOTAL MISSOURI		1,314,572
Montana - 1.2%
Health Care - 0.3%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (d)	500,000	539,598
Housing - 0.9%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	265,000	295,275
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.85% 12/1/2055 (e)	1,000,000	1,000,439
TOTAL HOUSING		1,295,714
TOTAL MONTANA		1,835,312
Nebraska - 0.8%
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (d)	135,000	143,252
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (d)	500,000	537,112
TOTAL GENERAL OBLIGATIONS		680,364
Housing - 0.4%
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	500,000	562,324
TOTAL NEBRASKA		1,242,688
Nevada - 0.1%
General Obligations - 0.1%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	78,284
New Hampshire - 0.9%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (b)	20,000	20,771
General Obligations - 0.8%
Nashua NH Gen. Oblig. 2% 8/1/2037	425,000	350,904
Nashua NH Gen. Oblig. 2% 8/1/2038	430,000	346,493
Nashua NH Gen. Oblig. 2.25% 8/1/2043	650,000	469,396
TOTAL GENERAL OBLIGATIONS		1,166,793
Housing - 0.1%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	96,971	94,575
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	10,000	10,005
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,149
TOTAL HOUSING		139,729
TOTAL NEW HAMPSHIRE		1,327,293
New Jersey - 1.9%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (b)	300,000	325,124
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (b)	85,000	92,702
TOTAL EDUCATION		417,826
Electric Utilities - 0.2%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(d)	340,000	344,746
General Obligations - 0.8%
Essex Cnty NJ 2% 8/15/2033	450,000	409,308
New Jersey St Gen. Oblig. 2.375% 6/1/2036	80,000	72,590
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (c)	15,000	12,727
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (c)	80,000	61,174
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	114,481
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	37,828
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	105,681
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	225,709
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	155,000	144,738
TOTAL GENERAL OBLIGATIONS		1,184,236
Housing - 0.3%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (b)	500,000	507,689
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	10,053
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	490,000	475,597
Transportation - 0.0%
New Jersey Turnpike Authority 5% 1/1/2028	65,000	68,259
TOTAL NEW JERSEY		3,008,406
New York - 3.2%
Education - 0.5%
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	725,000	739,598
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,502
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	250,000	249,865
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (d)	170,000	170,575
TOTAL ELECTRIC UTILITIES		425,942
General Obligations - 0.5%
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	157,725
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (d)	265,000	282,416
New York St Dorm Auth Revs Non St Supported Debt (St Lawrence Lewis Boces Proj.) Series 2020 A, 4% 8/15/2042	250,000	246,917
TOTAL GENERAL OBLIGATIONS		687,058
Health Care - 0.6%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	272,001
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	500,000	580,659
TOTAL HEALTH CARE		852,660
Housing - 0.3%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (d)	110,000	111,201
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (d)	370,000	370,171
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (d)	35,000	35,016
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	11,282
TOTAL HOUSING		527,670
Special Tax - 0.9%
New York NY City Transitional Fin Auth Rev 3% 11/1/2039	510,000	460,774
New York NY City Transitional Fin Auth Rev Series 2016, 3.125% 8/1/2031	230,000	230,021
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	5,106
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	739,094
TOTAL SPECIAL TAX		1,434,995
Tobacco Bonds - 0.0%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	185,000	167,106
Transportation - 0.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	13,376
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (b)	20,000	20,299
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (b)	20,000	21,102
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	35,000	38,439
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	100,000	101,507
TOTAL TRANSPORTATION		194,723
TOTAL NEW YORK		5,029,752
North Carolina - 1.2%
Education - 0.4%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (b)	550,000	577,107
Housing - 0.5%
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	700,000	805,776
Transportation - 0.3%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (b)	500,000	540,816
TOTAL NORTH CAROLINA		1,923,699
North Dakota - 0.4%
Health Care - 0.4%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	51,312
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	522,261
TOTAL HEALTH CARE		573,573
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	90,000	98,465
TOTAL NORTH DAKOTA		672,038
Ohio - 3.2%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	32,403
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	200,000	196,867
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	96,270
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	5,000	4,701
TOTAL EDUCATION		330,241
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	9,366
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	524,251
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (b)	225,000	226,798
TOTAL ELECTRIC UTILITIES		760,415
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	100,000	111,588
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	15,000	16,738
TOTAL ESCROWED/PRE-REFUNDED		128,326
Health Care - 1.1%
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2040	425,000	462,869
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	27,515
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	190,314
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2036	305,000	323,216
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	90,697
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 3.25% 1/1/2037	445,000	436,441
TOTAL HEALTH CARE		1,531,052
Housing - 0.7%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (d)	1,000,000	1,007,966
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,342
Tobacco Bonds - 0.6%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,400,000	988,247
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	183,466
TOTAL OHIO		4,935,055
Oklahoma - 0.3%
Housing - 0.3%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	95,000	106,991
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	300,000	297,871
TOTAL OKLAHOMA		404,862
Oregon - 0.7%
General Obligations - 0.5%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (b)	780,000	850,714
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,725
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	8,856
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2030 (b)	225,000	246,406
TOTAL OREGON		1,116,701
Pennsylvania - 3.8%
Education - 0.3%
Lycoming Cnty PA Auth College Rev (Pennsylvania College of Technology Proj.) Series 2016, 3% 10/1/2037	465,000	409,175
General Obligations - 1.2%
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	1,000,000	1,135,463
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	304,646
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	39,954
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	330,000	365,656
TOTAL GENERAL OBLIGATIONS		1,845,719
Health Care - 1.8%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	10,081
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	590,170
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	223,934
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,250
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (d)	50,000	50,663
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,202,162
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	98,866
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 4% 3/15/2041	630,000	617,801
TOTAL HEALTH CARE		2,803,927
Transportation - 0.5%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (b)	270,000	270,672
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	28,239
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (d)	500,000	563,873
TOTAL TRANSPORTATION		862,784
TOTAL PENNSYLVANIA		5,921,605
Puerto Rico - 0.4%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	500,000	365,947
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	14,149
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	245,699
TOTAL GENERAL OBLIGATIONS		625,795
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (c)	24,000	19,872
TOTAL PUERTO RICO		645,667
Rhode Island - 0.9%
Education - 0.9%
Rhode Island St Student Ln 5% 12/1/2028 (b)	1,200,000	1,265,021
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (b)	55,000	57,980
TOTAL RHODE ISLAND		1,323,001
South Carolina - 1.4%
Electric Utilities - 0.7%
South Carolina St Svc Auth Rev 5% 12/1/2030	700,000	777,186
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	105,850
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	31,365
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	42,476
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,634
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,584
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	113,947
TOTAL ELECTRIC UTILITIES		1,096,042
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	203,336
Housing - 0.5%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2031	340,000	374,149
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2031	350,000	387,902
TOTAL HOUSING		762,051
Transportation - 0.1%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (b)	110,000	113,662
TOTAL SOUTH CAROLINA		2,175,091
South Dakota - 2.4%
Health Care - 0.3%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (d)	500,000	556,741
Housing - 0.6%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	85,000	92,634
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	690,000	793,502
TOTAL HOUSING		886,136
Transportation - 1.5%
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2028 (Build America Mutual Assurance Co Insured) (b)	665,000	704,226
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2032 (Build America Mutual Assurance Co Insured) (b)	805,000	900,309
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2041 (Build America Mutual Assurance Co Insured) (b)	630,000	697,790
TOTAL TRANSPORTATION		2,302,325
TOTAL SOUTH DAKOTA		3,745,202
Tennessee - 2.7%
Electric Utilities - 0.1%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	106,368
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	103,496
TOTAL ELECTRIC UTILITIES		209,864
General Obligations - 1.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	346,215
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	450,000	484,692
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	655,000	711,958
TOTAL GENERAL OBLIGATIONS		1,542,865
Health Care - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	340,000	279,502
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,978
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (d)	500,000	541,407
TOTAL HEALTH CARE		825,887
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	13,290
Resource Recovery - 0.3%
Lewisburg Tenn Indl Dev Brd So Lid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2012, 3.4% tender 7/2/2035 (b)(d)	500,000	500,000
Transportation - 0.7%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (b)	5,000	5,091
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2045 (b)(e)	1,000,000	1,048,287
TOTAL TRANSPORTATION		1,053,378
TOTAL TENNESSEE		4,145,284
Texas - 12.2%
Education - 1.3%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (b)	350,000	367,108
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	683,607
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (b)	500,000	530,137
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) Series 2017, 4.5% 10/1/2036	330,000	330,423
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,109
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	49,405
TOTAL EDUCATION		1,965,789
Electric Utilities - 2.0%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,350
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	1,000,000	1,057,654
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	542,233
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (d)	500,000	505,428
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (d)(e)	1,000,000	1,008,486
TOTAL ELECTRIC UTILITIES		3,119,151
General Obligations - 1.4%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	32,723
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	75,000	82,866
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	400,000	455,583
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	600,000	692,604
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	500,000	317,881
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (b)	675,000	649,554
TOTAL GENERAL OBLIGATIONS		2,231,211
Health Care - 0.2%
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	265,000	265,189
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (d)	25,000	25,118
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	500,000	508,942
TOTAL HOUSING		534,060
Industrial Development - 0.6%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.25% 4/1/2040 VRDN (d)	900,000	900,000
Special Tax - 0.3%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2027	400,000	411,415
Transportation - 3.6%
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (b)	475,000	420,551
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (b)	1,990,000	2,025,936
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (b)	500,000	555,748
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (b)	1,000,000	1,056,147
Fort Bend Grand Parkway Toll Road Authority Series 2021 A, 3% 3/1/2037	580,000	555,513
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (d)	145,000	151,099
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	650,000	724,311
TOTAL TRANSPORTATION		5,489,305
Water & Sewer - 2.5%
City of Georgetown TX Series 2025, 5% 8/15/2026	350,000	354,813
City of Georgetown TX Series 2025, 5% 8/15/2027	500,000	519,361
City of Georgetown TX Series 2025, 5% 8/15/2028	600,000	638,546
City of Georgetown TX Series 2025, 5.25% 8/15/2050	570,000	597,701
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2031	330,000	368,410
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2044	645,000	692,223
Texas Wtr Dev Brd 3% 10/15/2038	250,000	233,919
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,387
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5% 8/1/2028 (Build America Mutual Assurance Co Insured)	500,000	531,028
TOTAL WATER & SEWER		3,941,388
TOTAL TEXAS		18,857,508
Utah - 2.7%
Housing - 0.3%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (d)	500,000	501,341
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	9,670	7,914
TOTAL HOUSING		509,255
Special Tax - 2.1%
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2035 (f)(g)	500,000	391,014
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (f)	500,000	511,953
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (e)(f)	1,000,000	1,000,081
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	500,000	527,157
South Salt Lake Redevelopment Agency Series 2025, 6.25% 4/15/2046 (f)	750,000	758,352
TOTAL SPECIAL TAX		3,188,557
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (b)	270,000	299,707
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (b)	150,000	164,424
TOTAL TRANSPORTATION		464,131
TOTAL UTAH		4,161,943
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2027	800,000	825,288
Virginia - 0.9%
Education - 0.4%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2050	550,000	575,489
Health Care - 0.3%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 4% 5/15/2042	495,000	491,352
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (d)	20,000	20,605
Transportation - 0.2%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (b)	100,000	99,278
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (b)	35,000	34,192
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (b)	185,000	195,173
TOTAL TRANSPORTATION		328,643
TOTAL VIRGINIA		1,416,089
Washington - 3.5%
Education - 0.8%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2017, 4% 1/1/2047	310,000	276,950
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	800,000	770,080
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (f)	155,000	160,108
TOTAL EDUCATION		1,207,138
Electric Utilities - 0.1%
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	200,000	212,918
General Obligations - 0.6%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King County WA Guaranteed)	1,000,000	1,004,005
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	57,712
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	16,210
TOTAL GENERAL OBLIGATIONS		1,077,927
Health Care - 0.8%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	400,000	405,792
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	75,000	77,760
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,601
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 5% 8/15/2030	15,000	15,642
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	153,503
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	157,996
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	10,000	9,400
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	275,000	275,193
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	25,000	26,525
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,839
TOTAL HEALTH CARE		1,148,251
Housing - 0.0%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (d)	45,000	45,315
Transportation - 1.2%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (b)	5,000	5,095
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (b)	30,000	31,617
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (b)	5,000	5,246
Port Seattle WA Rev Series 2024B, 5% 7/1/2037 (b)	995,000	1,108,485
Port Seattle WA Rev Series C, 5% 5/1/2031 (b)	500,000	513,245
TOTAL TRANSPORTATION		1,663,688
TOTAL WASHINGTON		5,355,237
West Virginia - 1.8%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (d)	15,000	15,199
Health Care - 1.8%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,190
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	65,846
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	1,000,000	1,071,098
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	520,000	509,660
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2036	600,000	564,629
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	290,000	265,143
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (d)	30,000	33,273
TOTAL HEALTH CARE		2,729,839
TOTAL WEST VIRGINIA		2,745,038
Wisconsin - 2.2%
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,237
General Obligations - 0.3%
Howard Suamico WI Scd 2% 3/1/2038	15,000	11,977
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	300,000	319,871
Milwaukee WI Gen. Oblig. Series 2017, 5% 4/1/2026	5,000	5,019
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	77,056
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	49,878
TOTAL GENERAL OBLIGATIONS		463,801
Health Care - 1.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	255,000	191,330
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	500,000	378,413
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	91,741
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	300,000	298,563
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	400,000	377,078
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	360,000	356,206
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	79,997
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	240,000	198,495
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	47,857
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	720,000	521,790
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	119,400
TOTAL HEALTH CARE		2,660,870
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (d)	40,000	40,023
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (f)	315,000	222,075
TOTAL WISCONSIN		3,392,006
TOTAL MUNICIPAL SECURITIES (Cost $144,222,948)		148,277,439

Money Market Funds - 6.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $9,752,625)	2.36	9,750,675	9,752,625

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $153,975,573)	158,030,064
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(3,224,244)
NET ASSETS - 100.0%	154,805,820

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Zero coupon bond which is issued at a discount.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,451,459 or 3.5% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	4,001,785	81,022,087	75,271,247	189,651	-	-	9,752,625	9,750,675	0.2%
Total	4,001,785	81,022,087	75,271,247	189,651	-	-	9,752,625

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of January 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	13,317,658	-	13,317,658	-
Electric Utilities	7,566,668	-	7,566,668	-
Escrowed/Pre-Refunded	138,606	-	138,606	-
General Obligations	36,115,052	-	36,115,052	-
Health Care	23,261,663	-	23,261,663	-
Housing	11,656,103	-	11,656,103	-
Industrial Development	2,813,539	-	2,813,539	-
Other	1,199,754	-	1,199,754	-
Resource Recovery	1,520,249	-	1,520,249	-
Special Tax	10,565,851	-	10,565,851	-
Tobacco Bonds	1,683,386	-	1,683,386	-
Transportation	29,233,209	-	29,233,209	-
Water & Sewer	9,205,701	-	9,205,701	-

Money Market Funds	9,752,625	9,752,625	-	-
Total Investments in Securities:	158,030,064	9,752,625	148,277,439	-
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $144,222,948)	$148,277,439
Fidelity Central Funds (cost $9,752,625)	9,752,625

Total Investment in Securities (cost $153,975,573)		$158,030,064
Cash		99,818
Interest receivable		1,563,612
Distributions receivable from Fidelity Central Funds		10,289
Receivable from investment adviser for expense reductions		22,643
Other receivables		122
Total assets		159,726,548
Liabilities
Payable for investments purchased on a delayed delivery basis	$4,460,573
Distributions payable	421,552
Accrued management fee	38,603
Total liabilities		4,920,728
Net Assets		$154,805,820
Net Assets consist of:
Paid in capital		$150,388,555
Total accumulated earnings (loss)		4,417,265
Net Assets		$154,805,820
Net Asset Value, offering price and redemption price per share ($154,805,820 ÷ 3,032,750 shares)		$51.04
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$3,860,848
Income from Fidelity Central Funds		189,636
Total income		4,050,484
Expenses
Management fee	$318,716
Distribution and service plan fees	4,745
Custodian fees and expenses	239
Independent trustees' fees and expenses	219
Registration fees	28,228
Audit fees	23,128
Legal	4
Proxy fee	22,486
Miscellaneous	67
Total expenses before reductions	397,832
Expense reductions	(70,953)
Total expenses after reductions		326,879
Net Investment income (loss)		3,723,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	311,830
Capital gain distributions from Fidelity Central Funds	15
Total net realized gain (loss)		311,845
Change in net unrealized appreciation (depreciation) on investment securities		3,301,319
Net gain (loss)		3,613,164
Net increase (decrease) in net assets resulting from operations		$7,336,769

See Organization and Reorganization information note regarding reorganization from a mutual fund to an exchange traded fund.
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,723,605	$2,151,233
Net realized gain (loss)	311,845	59,933
Change in net unrealized appreciation (depreciation)	3,301,319	(701,205)
Net increase (decrease) in net assets resulting from operations	7,336,769	1,509,961
Distributions to shareholders	(3,784,215)	(2,147,896)

Share transactions - net increase (decrease)	-	14,505,967
Share transactions
Proceeds from sales of shares	111,401,242	-
Reinvestment of distributions	276,531	-
Cost of shares redeemed	(28,663,946)	-

Net increase (decrease) in net assets resulting from share transactions	83,013,827	-
Total increase (decrease) in net assets	86,566,381	13,868,032

Net Assets
Beginning of period	68,239,439	54,371,407
End of period	$154,805,820	$68,239,439

Other Information
Shares
Sold	2,236,079	335,438
Issued in reinvestment of distributions	5,545	31,964
Redeemed	(575,241)	(78,434)
Net increase (decrease)	1,666,383	288,968

See Organization and Reorganization information note regarding reorganization from a mutual fund to an exchange traded fund.

Share activity is further described in Organization and Reorganization information notes, amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.

Financial Highlights
Fidelity® Municipal Bond Opportunities ETF

Years ended January 31,	2026 A	2025 A	2024 A,B
Selected Per-Share Data
Net asset value, beginning of period	$49.98	$50.47	$49.10
Income from Investment Operations
Net investment income (loss) C,D	1.844	1.817	1.684
Net realized and unrealized gain (loss)	.989	(.511)	1.331 E
Total from investment operations	2.833	1.306	3.015
Distributions from net investment income	(1.661)	(1.738)	(1.625)
Distributions from net realized gain	(.112)	(.059)	(.015)
Total distributions	(1.773)	(1.797)	(1.640)
Net asset value, end of period	$51.04	$49.98	$50.47
Total Return F,G,H	5.79%	2.64%	6.28% E
Ratios to Average Net Assets D,I,J
Expenses before reductions	.39%	.63%	1.04% K,L
Expenses net of fee waivers, if any	.33%	.37%	.37% K,L
Expenses net of all reductions, if any	.32%	.37%	.36% K,L
Net investment income (loss)	3.69%	3.62%	3.58% K,L
Supplemental Data
Net assets, end of period (000 omitted)	$154,806	$42,207	$32,502
Portfolio turnover rate M	39%	21%	25% L

AAs further described in Organization and Reorganization information notes, per share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization. All financial information prior to the reorganization is that of the Predecessor Fund.
BFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HBased on net asset value.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAudit fees are not annualized.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity Municipal Bond Opportunities ETF (the Fund) is an exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective April 4, 2025, Fidelity Municipal Core Plus Bond Fund (Predecessor Fund) reorganized into the newly created Fidelity Municipal Bond Opportunities ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through April 4, 2025 (see Reorganization Information note). Prior to the reorganization on March 14, 2025, Class A, Class M, Class C, Class I and Class Z were converted to Fidelity Municipal Core Plus Bond Fund shares in the Predecessor Fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,556,449
Gross unrealized depreciation	(215,935)
Net unrealized appreciation (depreciation)	$4,340,514
Tax Cost	$153,689,550

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$29,071
Undistributed ordinary income	$70,449
Net unrealized appreciation (depreciation) on securities and other investments	$4,340,515

The Fund intends to elect to defer to its next fiscal year $22,767 of capital losses recognized during the period November 1, 2025 to January 31, 2026.

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	3,498,706	2,073,816
Ordinary Income	$30,500	$21,307
Long-term Capital Gains	255,009	52,773
Total	$3,784,215	$2,147,896

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Opportunities ETF	115,951,899	35,869,273
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services.

Effective April 5, 2025, the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

During the period February 1, 2025 through April 4, 2025, the Predecessor Fund's management contract incorporated a management fee rate that varied by class. The investment adviser or an affiliate paid certain expenses of managing and operating the Predecessor Fund out of each class's management fee. Each class of the Predecessor Fund paid a management fee to the investment adviser. The management fee was calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate was calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate was subtracted from the mandate rate once the Predecessor Fund's monthly average net assets reached a certain level. The mandate rate and discount rate varied by class. The annual management fee rate for a class of shares of the Predecessor Fund was the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class was applied to the average net assets of the class for the month, giving a dollar amount which was the management fee for the class for that month. A different management fee rate was applicable to each class of the Predecessor Fund. The difference between classes was the result of separate arrangements for class-level services and/or waivers of certain expenses. It was not the result of any difference in advisory or custodial fees or other expenses related to the management of the Predecessor Fund's assets, which did not vary by class. For the period February 1, 2025 through April 4, 2025, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.51
Class M	.52
Class C	.52
Fidelity Municipal Core Plus Bond Fund	.39
Class I	.52
Class Z	.37

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Predecessor Fund had adopted separate Distribution and Service Plans for each class of shares. Certain classes paid Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which was based on an annual percentage of each class' average net assets. In addition, FDC paid financial intermediaries for selling shares of the Predecessor Fund and providing shareholder support services. For the period February 1, 2025 through April 4, 2025, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,153	1,153
Class M	- %	.25%	673	673
Class C	.75%	.25%	2,919	2,919
			4,745	4,745

Sales Load. During the period February 1, 2025 through April 4, 2025, FDC received a front-end sales charge from the Predecessor Fund of up to 4.00% for selling Class A shares and Class M shares, some of which was paid to financial intermediaries for selling shares of the Predecessor Fund. Depending on the holding period, FDC received contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges were 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period February 1, 2025 through April 4, 2025, there were no sales charge amounts retained by FDC.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Bond Opportunities ETF	-	19,954,746	86,678
6. Committed Line of Credit.
During the period February 1, 2025 through April 4, 2025, the Predecessor Fund participated with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees were charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest was charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period February 1, 2025 through April 4, 2025, there were no borrowings on this line of credit.

Amount ($)
Fidelity Municipal Core Plus Bond Fund	26
7. Expense Reductions.
During the period February 1, 2025 through April 4, 2025, the investment adviser contractually agreed to reimburse expenses of each class of the Predecessor Fund to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, were excluded from this reimbursement. Effective April 5, 2025 the expense limitation was discontinued. The following classes of the Predecessor Fund were in reimbursement during the period:

	Expense Limitations (%)	Reimbursements ($)
Class A	.62	2,345
Class M	.62	1,378
Class C	1.37	1,349
Fidelity Municipal Core Plus Bond Fund	.30/.37A	33,153
Class I	.37	1,605
Class Z	.31	6,955
		46,785

A Effective March 15, 2025 the expense limitation changed from .37% to .30%.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,088.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $23,080.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	February 1, 2025 through April 4, 2025A	Year ended January 31, 2025
Fidelity Municipal Core Plus Bond Fund
Distributions to shareholders
Class A	$15,383	$95,692
Class M	9,007	71,538
Class C	9,774	84,641
Fidelity Municipal Core Plus Bond Fund	270,585	1,316,358
Class I	10,857	79,331
Class Z	27,277	500,336
Total	$342,883	$2,147,896
A Current fiscal year distributions for Class A, Class M, Class C, and Class I and Class Z were for the period February 1, 2025 through March 14, 2025.

9. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

Share transactions for each class of the Predecessor Fund were as follows and may have contained in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	February 1, 2025 through April 4, 2025A	Year ended January 31, 2025	February 1, 2025 through April 4, 2025	Year ended January 31, 2025
Fidelity Municipal Core Plus Bond Fund
Class A
Shares sold	52	26,193	$2,648	$1,317,962
Reinvestment of distributions	202	1,909	10,190	95,692
Shares redeemed	(76,468)	(219)	(3,801,943)	(10,958)
Net increase (decrease)	(76,214)	27,883	$(3,789,105)	$1,402,696
Class M
Shares sold	-	200	$-	$10,003
Reinvestment of distributions	117	1,427	5,906	71,538
redeemed	(43,757)	-	(2,174,490)	-
Net increase (decrease)	(43,640)	1,627	$(2,168,584)	$81,541
Class C
Shares sold	-	1,016	$-	$50,673
Reinvestment of distributions	133	1,708	6,585	84,641
Shares redeemed	(48,897)	(4,405)	(2,394,113)	(217,183)
Net increase (decrease)	(48,764)	(1,681)	$(2,387,528)	$(81,869)
Fidelity Municipal Core Plus Bond Fund
Shares sold	295,905	225,561	$14,707,259	$11,309,984
Reinvestment of distributions	4,777	23,241	237,970	1,165,029
Shares redeemed	(48,675)	(47,957)	(2,428,662)	(2,404,059)
Net increase (decrease)	252,007	200,845	$12,516,567	$10,070,954
Class I
Shares sold	-	6,594	$-	$330,446
Reinvestment of distributions	146	1,581	7,314	79,219
Shares redeemed	(49,163)	(2,550)	(2,443,533)	(127,730)
Net increase (decrease)	(49,017)	5,625	$(2,436,219)	$281,935
Class Z
Shares sold	122	75,874	$6,071	$3,813,975
Reinvestment of distributions	170	2,099	8,566	105,224
Shares redeemed	(304,346)	(23,303)	(15,224,493)	(1,168,489)
Net increase (decrease)	(304,054)	54,670	$(15,209,856)	$2,750,710
A Current fiscal year share transactions for Class A, Class M, Class C, and Class I and Class Z were for the period February 1, 2025 through March 14, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Reorganization Information.
On April 4, 2025 the Fidelity Municipal Core Plus Bond Fund (Predecessor Fund) reorganized into a newly created Fidelity Municipal Bond Opportunities ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The securities held by the Predecessor Fund were the primary assets acquired by the ETF. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Municipal Core Plus Bond Fund	54,253,726	581,884	54,834,116	5,384,506	.2036740000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Municipal Bond Opportunities ETF	50	54,834,166

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$3,739,975
Total net realized gain (loss)	311,845
Total change in net unrealized appreciation (depreciation)	3,301,319
Net increase (decrease) in net assets resulting from operations	$7,353,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since April 4, 2025.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Municipal Bond Opportunities ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Bond Opportunities ETF (one of the funds constituting Fidelity Merrimack Street Trust, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended January 31, 2026 and for the period February 16, 2023 (commencement of operations) through January 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the two years in the period ended January 31, 2026 and for the period February 16, 2023 (commencement of operations) through January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
March 18, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2026, $243,023, or, if subsequently determined to be different, the net capital gain of such year.

During the fiscal year ended 2026, 100% of Fidelity Municipal Bond Opportunities ETF's income dividends was free from federal income tax, and 20.78% of Fidelity Municipal Bond Opportunities ETF's income dividends was subject to the federal alternative minimum tax.

During the fiscal year ended 2026, 100% of Fidelity Municipal Core Plus Bond Fund's income dividends was free from federal income tax, and 15.19% of Fidelity Municipal Core Plus Bond Fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Bond Opportunities ETF
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors.  Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also receives and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's all-inclusive (subject to certain limited exceptions) fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures. The Board also reviewed information about any share classes with above median management fees or total expenses.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based  on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.9917212.100
MCP-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026